EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
2004 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2013	34,669,372	0.094	0.89	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled or Expired	(18,949,372)	0.076	—	—

Outstanding at December 31, 2013	15,720,000	0.116	0.11	—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(14,100,000)	0.117	—	—

Outstanding at December 31, 2014	1,620,000	0.103	0.00	—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(1,620,000)	0.103	—	—

Outstanding at December 31, 2015	—	—	—	—

2010 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2013	305,256,000	0.0324	4.57	—
Granted	323,900,000	0.0105	—	—
Exercised	(4,000,000)	0.0116	—	55,213
Cancelled or expired	(113,862,000)	0.0317	—	—

Outstanding at December 31, 2013	511,294,000	0.0189	4.70	6,514,815
Granted	—	—	—	—
Exercised	(32,712,500)	0.0103	—	138,955
Forfeited	(257,875,000)	0.0121	—	—

Outstanding at December 31, 2014	220,706,500	0.0280	2.97	—
Granted	137,400,000	0.0108	—	—
Exercised	(8,250,000)	0.0103	—	13,300
Forfeited	(95,836,500)	0.0280	—	—

Outstanding at December 31, 2015	254,020,000	0.0192	2.70	—

Vested and expected to vest at December 31, 2015	252,808,000	0.0173	2.84	—

Vested and exercisable at December 31, 2015	97,565,625	0.0349	1.70	—

Schedule of Estimated Fair Values of Stock Options

	Options Granted in 2013	Options Granted in 2014	Options Granted in 2015

Fair value of ordinary shares ($)	0.0106~0.0131	—	0.0057
Exercise price ($)	0.0103~0.0113	—	0.0108
Expected volatility (%)	94%	—	98%
Expected dividend yield (%)	0%	—	0%
Expected term (years)	3.5	—	4.25
Risk-free interest rate (per annum) (%)	1.3445%~1.3843%	—	1.4375%

Schedule of movement in restricted shares

	Outstanding Awards	Weighted Average Exercise Price
		$
Outstanding at December 31, 2014	—	—
Granted	62,600,000	0.0086
Exercised	—	—
Forfeited	(620,000)	0.0086

Outstanding at December 31, 2015	61,980,000	0.0086

Vested and expected to vest at December 31, 2015	43,386,000	0.0086